Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 822	$ 534	$ 1,568	$ 1,081
Acquisition Capital	1	0	1	7
Acquisitions	0	0	0	13,341
Total Capital Expenditures	823	534	1,569	14,429
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	500	264	1,016	574
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	305	252	527	462
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisition Capital	0	0	0	3
Acquisitions	0	0	0	5,002
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	376	201	751	419
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisition Capital	1	0	1	4
Acquisitions	0	0	0	547
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	33	28	121	94
Offshore
Disclosure Of Reportable Segments [Line Items]
Acquisitions	0	0	0	3,045
Offshore | Asia Pacific | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	2	1	2	3
Offshore | Atlantic Region | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	89	34	142	58
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
Acquisitions	0	0	0	2,283
Canadian Manufacturing | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	36	10	50	14
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
Acquisitions	0	0	0	1,618
U.S. Manufacturing | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	267	237	474	442
Retail
Disclosure Of Reportable Segments [Line Items]
Acquisitions	0	0	0	690
Retail | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	2	5	3	6
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	17	18	25	45
Acquisitions	$ 0	$ 0	$ 0	$ 156